ORGANIZATION AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
State of incorporation	State of Nevada
Date of incorporation	Mar. 26, 2015
Net gain (loss) for the period	$ (353,617)	$ (351)
Common stock, shares issued	135,800,000		5,000,000
Preferred stock, shares issued	2,000,000		0
Emerging growth company, description

We will continue to be an emerging growth company until: (i) the last day of our fiscal year during which we had total annual gross revenues of $1,000,000,000 or more; (ii) the last day of our fiscal year following the fifth anniversary of the date of the first sale of our common stock pursuant to an effective registration statement under the Securities Act; (iii) the date on which we have, during the previous 3-year period, issued more than $1,000,000,000 in non-convertible debt; or (iv) the date on which we are deemed to be a large accelerated filer, as defined in Section 12b-2 of the Exchange Act.

First Legacy Management LLC
Date of Agreement	Jan. 18, 2017
Acquired common stock shares	4,000,000
Ownership percentage	80.00%
Cash paid	$ 350,000
Asset Assignment Agreement | Richard L. Chang Holdings LLC
Date of Agreement	Jun. 28, 2017
Common stock, shares issued	60,000,000
Preferred stock, shares issued	2,000,000
Common stock, voting right	1000 to 1 voting rights over shares of the Company’s common stock
Equity financing, minimum raise	$ 1,000,000
Asset Assignment Agreement | RCHA
Common stock, shares issued	15,000,000